KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Company”)

Goldman, Sachs & Co.

(together with the Company, the “Specified Parties”)

Re:  GS Mortgage Securities Corporation Trust 2017-GPTX – Loan File Procedures

On April 11, 2017, we issued an Independent Accountants’ Report on Applying Agreed-Upon Procedures (the “Initial Covered Services Report”) relating to certain information with respect to the mortgage loan and the related mortgaged properties to be included as collateral in the offering of the GS Mortgage Securities Corporation Trust 2017-GPTX, Commercial Mortgage Pass-Through Certificates, Series 2017-GPTX. The Company informed us that the Underwritten Financial Summary Report has changed and requested that a new report be issued. The Independent Accountants’ Report on Applying Agreed-Upon Procedures described herein supersedes the Initial Covered Services Report. Furthermore, the Specified Parties have been instructed to no longer use or rely upon the Initial Covered Services Report.

We have performed the procedures described below, which were agreed to by the Specified Parties, related to the accuracy of certain information pertaining to the mortgage loan and the related mortgaged properties which we were informed are to be included as collateral in the offering of the GS Mortgage Securities Corporation Trust 2017-GPTX, Commercial Mortgage Pass-Through Certificates, Series 2017-GPTX. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on April 19, 2017 containing data with respect to the mortgage loan (“Mortgage Loan”) and the related mortgaged properties (“Mortgaged Properties”).
•	The term “Cut-Off Date” means the payment date in May 2017, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

April 19, 2017

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Control Number	Provided by the Company
Loan Number	Provided by the Company
Loan / Property Flag	Provided by the Company
Number of Properties	Appraisal/Loan Agreement/Deed of Trust/Mortgage
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Mortgage Loan Seller	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal/Engineering Report/Loan Agreement
City	Appraisal/Engineering Report/Loan Agreement
State	Appraisal/Engineering Report/Loan Agreement
County	Appraisal/Engineering Report/Loan Agreement
Zip Code	Appraisal/Engineering Report/Loan Agreement/USPS
General Property Type	Appraisal/Engineering Report
Detailed Property Type	Appraisal/Engineering Report
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Unit Description	Underwritten Rent Roll
Original Balance ($)	Loan Agreement
Pari Passu Split (Y/N)	Loan Agreement
Pari Passu Controlling Piece in Trust?	Loan Agreement
Pari Passu Companion Loan Original Balance (Non-trust)	Loan Agreement
Pari Passu Description	Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document
Mortgage Loan Rate (%)	Loan Agreement
Administrative Cost Rate (%)	Provided by the Company
Interest Accrual Method	Loan Agreement
Origination Date	Loan Agreement
First Due Date	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Due Date	Loan Agreement
Grace Period- Late Fee	Loan Agreement
Grace Period- Default	Loan Agreement
Amortization Type	Loan Agreement
Original Interest-Only Period (Mos.)	Loan Agreement
Original Term To Maturity (Mos.)	Loan Agreement
Original Amortization Term (Mos.)	Loan Agreement
Maturity Date	Loan Agreement
Hyper Amortizing Loan	Loan Agreement
Hyper Am Loan Maturity Date	Loan Agreement
Lockbox	Loan Agreement/Cash Management Agreement/Deposit Account Control Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Cash Management Triggers	Loan Agreement/Cash Management Agreement
DSCR at Trigger Level	Loan Agreement/Cash Management Agreement
Cross-Collateralized (Y/N)	Loan Agreement/ Cross-Collateralization Agreement
Crossed Group	Loan Agreement/ Cross-Collateralization Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date	Loan Agreement
Prepayment / Defeasance Begin Date	Loan Agreement

A-2

ATTACHMENT A

Attribute	Source Document
Prepayment / Defeasance End Date	Loan Agreement
Open Period Begin Date	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Prepayment Provision	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
B Note Original Amount	Loan Agreement/Subordinate Loan Document
B Note Cut-Off Date Balance	Loan Agreement/Subordinate Loan Document
B Note Balloon Balance	Loan Agreement/Subordinate Loan Document
B Note Interest Rate	Loan Agreement/Subordinate Loan Document
B Note Maturity Date	Loan Agreement/Subordinate Loan Document
Whole Loan Original Balance	Loan Agreement
Whole Loan Interest Rate	Loan Agreement
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Debt Original Balance	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Balance	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date	Mezzanine Loan Agreement
Total Loan Original Balance	Loan Agreement
Total Loan Interest Rate	Loan Agreement
Other Subordinate Debt Balance	Subordinate Unsecured Loan Document

A-3

ATTACHMENT A

Attribute	Source Document
Other Subordinate Debt Type	Subordinate Unsecured Loan Document
Future Debt Allowed?	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Appraisal Date	Appraisal
Appraised Value ($)	Appraisal
As Stabilized Appraisal Date	Appraisal
As Stabilized Appraised Value ($)	Appraisal
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll/Lease
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll/Lease
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll/Lease
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll/Lease
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll/Lease
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll

A-4

ATTACHMENT A

Attribute	Source Document
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant (Y/N)	Underwritten Rent Roll
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II	Environmental Report
Environmental Phase II Report Date	Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Earthquake Insurance Required	Insurance Certificate/Insurance Review
Terrorism Insurance Required	Insurance Certificate/Insurance Review
Environmental Insurance Required (Y/N)	Insurance Certificate/Insurance Review
Blanket Insurance Policy (Yes/No)	Insurance Certificate/Insurance Review
Lien Position	Title Policy
Ownership Interest	Title Policy
Overlapping Fee Interest?	Title Policy
Condominium Present?	Loan Agreement/Title Policy
Ground Lease Y/N	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after all Extensions	Ground Lease
2014 NOI Date	Underwritten Financial Summary Report
2014 EGI	Underwritten Financial Summary Report
2014 Expenses	Underwritten Financial Summary Report
2014 NOI	Underwritten Financial Summary Report
2014 NCF	Underwritten Financial Summary Report

A-5

ATTACHMENT A

Attribute	Source Document
2015 NOI Date	Underwritten Financial Summary Report
2015 EGI	Underwritten Financial Summary Report
2015 Expenses	Underwritten Financial Summary Report
2015 NOI	Underwritten Financial Summary Report
2015 NCF	Underwritten Financial Summary Report
2016 NOI Date	Underwritten Financial Summary Report
2016 EGI	Underwritten Financial Summary Report
2016 Expenses	Underwritten Financial Summary Report
2016 NOI	Underwritten Financial Summary Report
2016 NCF	Underwritten Financial Summary Report
Most Recent Date (if past 2016)	Underwritten Financial Summary Report
Most Recent # of months	Underwritten Financial Summary Report
Most Recent Description	Underwritten Financial Summary Report
Most Recent EGI (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent Expenses (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent NOI (if past 2016) ($)	Underwritten Financial Summary Report
Most Recent NCF (if past 2016) ($)	Underwritten Financial Summary Report
Underwritten EGI ($)	Underwritten Financial Summary Report
Underwritten Expenses ($)	Underwritten Financial Summary Report
Underwritten Net Operating Income ($)	Underwritten Financial Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwritten Financial Summary Report
Underwritten TI / LC ($)	Underwritten Financial Summary Report
Underwritten Other Reserve	Underwritten Financial Summary Report
Underwritten Net Cash Flow ($)	Underwritten Financial Summary Report
Upfront RE Tax Reserve ($)	Loan Agreement/Closing Statement
Ongoing RE Tax Reserve ($)	Loan Agreement/Closing Statement
Upfront Insurance Reserve ($)	Loan Agreement/Closing Statement

A-6

ATTACHMENT A

Attribute	Source Document
Ongoing Insurance Reserve ($)	Loan Agreement/Closing Statement
Upfront Replacement Reserve ($)	Loan Agreement/Closing Statement
Ongoing Replacement Reserve ($)	Loan Agreement/Closing Statement
Replacement Reserve Caps ($)	Loan Agreement/Closing Statement
Upfront TI/LC Reserve ($)	Loan Agreement/Closing Statement
Ongoing TI/LC Reserve ($)	Loan Agreement/Closing Statement
TI/LC Caps ($)	Loan Agreement/Closing Statement
Upfront Debt Service Reserve ($)	Loan Agreement/Closing Statement
Ongoing Debt Service Reserve ($)	Loan Agreement/Closing Statement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement/Closing Statement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement/Closing Statement
Upfront Environmental Reserve ($)	Loan Agreement/Closing Statement
Ongoing Environmental Reserve ($)	Loan Agreement/Closing Statement
Upfront Other Reserve ($)	Loan Agreement/Closing Statement
Ongoing Other Reserve ($)	Loan Agreement/Closing Statement
Other Reserve Description	Loan Agreement/Closing Statement
Letter of Credit?	Loan Agreement/Letter of Credit
Letter of Credit Balance	Loan Agreement/Letter of Credit
Letter of Credit Description	Loan Agreement/Letter of Credit
Release Provisions (Y/N)	Loan Agreement
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement/TIC Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement
Loan Amount (sources)	Loan Agreement/Promissory Note/Settlement Statement
Principal's New Cash Contribution	Settlement Statement
Subordinate Debt	Loan Agreement/Settlement Statement/Title Policy

A-7

ATTACHMENT A

Attribute	Source Document
Other Sources	Settlement Statement
Total Sources	Settlement Statement
Loan Payoff	Settlement Statement
Purchase Price	Settlement Statement
Closing Costs	Settlement Statement
Reserves	Settlement Statement
Principal Equity Distribution	Settlement Statement
Other Uses	Provided by the Company
Total Uses	Settlement Statement
Sources and Uses Comments	Settlement Statement
Sponsor	Loan Agreement
Carve-out Guarantor	Loan Agreement/Guaranty
Recourse	Loan Agreement/Guaranty
Related Group	Loan Agreement/Guaranty
Single Purpose Borrower (Y/N)	Loan Agreement
Property Manager	Assignment of Management Agreement/Loan Agreement
Hotel Franchise Flag	Franchise Agreement
Franchise Agreement Expiration	Franchise Agreement
Subsidized Housing Programs	Appraisal/Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal, Underwritten Rent Roll
ADR ($)	Underwritten Financial Summary Report
RevPAR ($)	Underwritten Financial Summary Report
Prior Securitizations	Provided by the Company

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per Unit ($)	(i) Cut-Off Date Balance ($) divided by (ii) Units, Pads, Rooms, Sq Ft.
Cut-off Date Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), and the Cut-off Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Allocated Cut-off Date Loan Amount ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), and the Cut-off Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
% of Initial Pool Balance	(i) Cut-Off Date Balance ($) divided by (ii) sum of the Cut-Off Date Balance ($) of the Mortgage Loan in the pool.
Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Cut-off Date, Seasoning, Original Interest-Only Period (Mos.), Pari Passu Companion Loan Original Balance (Non-trust) and the Cut-off Date.
Pari Passu Companion Loan Balloon Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Pari Passu Companion Loan Original Balance (Non-trust), Seasoning, Original Interest-Only Period (Mos.) and the Maturity Date.
Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Recompute as one twelfth of the product of (1) Pari Passu Companion Loan Original Balance ($), (2) Mortgage Loan Rate (%), and (3) a fraction equal to 365/360 for the Mortgage Loan with an Amortization Type of “Interest Only”.
Pari Passu Companion Loan Annual Debt Service (Non-trust)	Pari Passu Companion Loan Monthly Debt Service (Non-trust) multiplied by twelve.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Monthly Payment	Recompute as one twelfth of the product of (i) Original Balance ($), (ii) Mortgage Loan Rate (%), and (iii) a fraction equal to 365/360 for the Mortgage Loan with an Amortization Type of “Interest Only”.
Annual Debt Service	Monthly Payment multiplied by twelve.
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning.
Remaining Term To Maturity (Mos.)	Original Term to Maturity (Mos.) minus Seasoning.
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning.
Seasoning	Recompute by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Cut-off Date.
Balloon Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Monthly Payment, Original Balance ($),Seasoning, Original Interest-Only Period (Mos.) and Maturity Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
B Note Annual Payment	Multiply (i) the B Note Original Amount, (ii) the B Note Interest Rate, and (iii) a fraction equal to 365/360 for the Mortgage Loan with an Amortization Type of “Interest Only”.
Whole Loan Cut-Off Date Balance	The sum of the (i) Cut-Off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance ($) (Non-trust), if any, and (iii) B Note Cut-Off Date Balance ($), if any.
Whole Loan Balloon Balance	The sum of the (i) Balloon Balance ($), (ii) Pari Passu Companion Loan Balloon Balance (Non-trust), if any, and (iii) B Note Balloon Balance, if any.
Whole Loan Annual Payment	The sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service (Non-trust), if any, and (iii) B Note Annual Payment, if any.
Whole Loan LTV	Whole Loan Cut-Off Date Balance divided by Appraised Value ($).
Whole Loan DSCR	Underwritten Net Cash Flow ($) divided by the Whole Loan Annual Payment.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Mezzanine Debt Annual Payment	Recompute by multiplying (i) the Mezzanine Debt Original Amount, (ii) the Mezzanine Debt Interest Rate and (iii) a fraction equal to 365/360 for the Mortgage Loan with an Amortization Type of “Interest Only”.
Total Loan Cut-Off Date Balance	The sum of the (i) Cut-Off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance (Non-trust) if any, (iii) B Note Cut-Off Date Balance, if any, and (iv) Mezzanine Debt Cut-Off Date Balance, if any.
Total Loan Annual Payment	The sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service (Non-trust),if any, (iii) B Note Annual Payment, if any, and (iv) Mezzanine Debt Annual Payment.
Total Loan LTV	Total Loan Cut-Off Date Balance divided by Appraised Value ($).
Total Loan DSCR	Underwritten Net Cash Flow ($) divided by the Total Loan Annual Payment.
Cut-off Date LTV Ratio (%)	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, use Whole Loan Cut-Off Date Balance divided by Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, use Cut-Off Date Balance ($) divided by Appraised Value ($).
LTV Ratio at Maturity (%)	Balloon Balance ($) divided by Appraised Value ($).
2014 NCF DSCR	2014 NCF divided by Annual Debt Service.
2015 NCF DSCR	2015 NCF divided by Annual Debt Service.
2016 NCF DSCR	2016 NCF divided by Annual Debt Service.
Most Recent NCF DSCR	Most Recent NCF (if past 2016) ($) divided by Annual Debt Service.
Underwritten NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Annual Debt Service.
Debt Yield on Underwritten Net Operating Income (%)	Underwritten Net Operating Income ($) divided by Cut-Off Date Balance ($).
Underwritten NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Annual Debt Service.
Debt Yield on Underwritten Net Cash Flow (%)	Underwritten Net Cash Flow ($) divided by Cut-Off Date Balance ($).

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1